Fair Value Measurement - Assets Measured at Fair Value (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of swap liability	$ 1,721	$ 286
Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	10,126	15,548
Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	560	173
(Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of swap liability	1,721	286
(Level 2) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | Swap [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value of swap asset	1,721	286
Fair value of swap liability	1,721	286
(Level 2) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | U.S. Treasury Securities and Obligations of U.S. Government Agencies [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	42,902	51,560
(Level 2) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | Obligations of States and Political Subdivisions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	88,021	80,625
(Level 2) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | Mortgage-backed Securities in Government Sponsored Entities [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	66,442	66,979
(Level 2) [Member] | Assets Measured at Fair Value on a Recurring Basis [Member] | Equity Securities in Financial Institutions [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	540	449
(Level 3) [Member] | Assets Measured at Fair Value on a Nonrecurring Basis [Member] | Impaired Loans [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	10,126	15,548
(Level 3) [Member] | Assets Measured at Fair Value on a Nonrecurring Basis [Member] | Other Real Estate Owned [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 560	$ 173